FINANCIAL RISK MANAGEMENT (Details 3) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exposure to currency risk
Cash and cash equivalents	$ 216.2	$ 185.9	$ 335.5
Deferred tax asset	171.6	224.9
Deferred tax liability	(250.3)	(455.2)
Reclamation and closure cost obligations	(124.1)	(81.9)	$ (68.8)
CAD [Member] | Currency risk [member]
Exposure to currency risk
Cash and cash equivalents	16.6	95.3
Trade and other receivables	19.5	8.0
Income tax (payable) receivable	0.4	(1.1)
Deferred tax asset	130.5	173.3
Trade and other payables	(141.6)	(118.3)
Deferred tax liability	(183.9)	(321.1)
Reclamation and closure cost obligations	(84.6)	(36.5)
Warrants		(1.3)
Employee benefits		(1.1)
Performance share units and restricted share units	(2.6)	(2.8)
Total exposure to currency risk	(245.7)	(205.6)
AUD [Member] | Currency risk [member]
Exposure to currency risk
Cash and cash equivalents	5.9	4.6
Trade and other receivables	0.0	0.5
Income tax (payable) receivable	0.0	(4.5)
Deferred tax asset	0.0	14.0
Trade and other payables	0.0	(12.0)
Deferred tax liability	0.0	(26.1)
Reclamation and closure cost obligations	0.0	(13.6)
Warrants		0.0
Employee benefits		(7.9)
Performance share units and restricted share units	0.0	0.0
Total exposure to currency risk	5.9	(45.0)
MXN [Member] | Currency risk [member]
Exposure to currency risk
Cash and cash equivalents	1.5	1.2
Trade and other receivables	6.2	5.5
Income tax (payable) receivable	4.2	3.1
Deferred tax asset	0.0	0.9
Trade and other payables	(11.5)	(16.2)
Deferred tax liability	(0.1)	(0.5)
Reclamation and closure cost obligations	(11.7)	(12.2)
Warrants		0.0
Employee benefits		0.0
Performance share units and restricted share units	0.0	0.0
Total exposure to currency risk	$ (11.4)	$ (18.2)